TRADE AND OTHER RECEIVABLES - Maturity Analysis of Finance Lease Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	$ 1,845	$ 1,973
Unearned finance income	339	407
Net investment in leases	1,506	1,566
Less than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	278	262
Between 1 and 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	852	859
5 years and later
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	$ 715	$ 852